2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of working capital, loss and deficit
	2026	2025	2024

Working capital deficiency	$(1,137,611)	$(703,010)	$(214,915)
Loss for the year	(918,474)	(633,173)	(523,905)
Deficit	$(77,905,247)	$(76,986,773)	$(76,353,600)